Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004
November 30, 2007
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Bishop Street Funds: Post-Effective Amendment No. 27 (File Nos. 033-80514 and 811-08572) Filing Pursuant to Rule 485(a)
Ladies and Gentlemen:
On behalf of Bishop Street Funds (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the form of Prospectus and Statement of Additional Information for the Trust’s Tax Free Money Market Fund that would have been filed under Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 27, which was filed with the U.S. Securities and Exchange Commission via EDGAR accession number 0000893220-07-003107 on September 14, 2007.
Please do not hesitate to contact me at 215.963.5110 or Magda El Guindi-Rosenbaum at 202.739.5778 should you have any questions.
Sincerely,
/s/ John M. Ford
John M. Ford
Enclosures